Other Liabilities - Amounts Recognized and Movements in Net Defined Benefit Obligation (Details) - Foreign defined benefit plan $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Jun. 30, 2007 employee	Dec. 31, 2017 USD ($)
Minimum
Defined Benefit Plan Obligation
Threshold of employees for which funds were obligated to be transferred under amendments of Italian legislation | employee		50
Defined benefit obligation
Amounts recognized in statement of financial position and movements in net defined benefit obligation
Balance at beginning of period	$ 27,569		$ 24,213
Interest expense recognized in profit or loss	87		376
Actuarial (gains)/losses recognized in other comprehensive income	(1,520)		436
Exchange differences	(1,875)		3,455
Contribution to employees	(48)		(318)
Balance at end of period	$ 24,213		$ 28,162